Consolidated Statements of Changes in Shareholders' Equity	Total USD ($)	Total CNY	Class A and Class B ordinary shares CNY	Treasury stock CNY	Additional paid-in capital CNY	Statutory reserve CNY	Accumulated other comprehensive (loss) / income CNY	Retained earnings CNY	Non-controlling interest CNY
Balance at Dec. 31, 2010		3,359,587,992	199,791		493,089,324	239,264,390	(65,956,622)	2,582,851,059	110,140,050
Balance (in shares) at Dec. 31, 2010			251,011,080
Increase (Decrease) in Stockholders' Equity
Net profit		980,062,680						983,986,415	(3,923,735)
Foreign currency translation gain (loss)		5,525,927					5,525,927
Share-based compensation cost		105,298,256			105,298,256
Appropriation to statutory reserves						31,541,131		(31,541,131)
Ordinary shares issued upon exercise of employee stock options		8,990,520	1,104		8,989,416
Ordinary shares issued upon exercise of employee stock options (in shares)			1,730,880
Repurchase of shares		(444,283,323)		(444,283,323)
Repurchase of shares (in shares)				(21,832,745)
Cancellation of repurchased shares			(13,947)	444,283,323	(444,269,376)
Cancellation of repurchased shares (in shares)			(21,832,745)	21,832,745
Change in the Company's economic interests in affiliates		8,090,000							8,090,000
Disposal of film and television business (Note 12-(1))		(44,047,547)			48,813,417	(2,790,728)		2,790,728	(92,860,964)
Capital contribution from non-controlling interest and VIE shareholders		6,184,165			500,000				5,684,165
Balance at Dec. 31, 2011		3,985,408,670	186,948		212,421,037	268,014,793	(60,430,695)	3,538,087,071	27,129,516
Balance (in shares) at Dec. 31, 2011			230,909,215
Increase (Decrease) in Stockholders' Equity
Net profit		547,243,768						540,650,188	6,593,580
Foreign currency translation gain (loss)		(20,112,491)					(20,112,491)
Share-based compensation cost		71,144,592			71,144,592
Appropriation to statutory reserves						4,923,933		(4,923,933)
Ordinary shares issued upon exercise of employee stock options		45,856,553	7,012		45,849,541
Ordinary shares issued upon exercise of employee stock options (in shares)			11,138,640
Dividends to shareholders (Note 24)		(607,623,579)						(607,623,579)
Change in the Company's economic interests in affiliates		(10,120,504)			389,338				(10,509,842)
Capital contribution from non-controlling interest and VIE shareholders		3,000							3,000
Balance at Dec. 31, 2012		4,011,800,009	193,960		329,804,508	272,938,726	(80,543,186)	3,466,189,747	23,216,254
Balance (in shares) at Dec. 31, 2012			242,047,855
Increase (Decrease) in Stockholders' Equity
Net profit	89,850,548	543,928,262						542,413,633	1,514,629
Foreign currency translation gain (loss)	(7,597,588)	(45,993,516)					(45,993,516)
Share-based compensation cost		97,343,070			75,893,070				21,450,000
Appropriation to statutory reserves						39,400,899		(39,400,899)
Ordinary shares issued upon exercise of employee stock options		47,272,203	3,043		47,269,160
Ordinary shares issued upon exercise of employee stock options (in shares)			4,932,205
Dividends to shareholders (Note 24)		(137,138,046)						(137,138,046)
Change in the Company's economic interests in affiliates		(9,006,927)							(9,006,927)
Balance at Dec. 31, 2013	$ 744,702,423	4,508,205,055	197,003		452,966,738	312,339,625	(126,536,702)	3,832,064,435	37,173,956
Balance (in shares) at Dec. 31, 2013			246,980,060